Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	22,626,988
Proposed Maximum Offering Price per Unit	0.7620
Maximum Aggregate Offering Price	$ 17,241,764.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,381.09
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional common shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Consists of an aggregate of 22,626,988 of the Registrant’s common shares, no par value per share, issued or issuable upon the conversion of convertible promissory notes. All 22,626,988 common shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high ($0.8060) and low sale ($0.7180) prices of the Registrant’s common shares on the Nasdaq Capital Market on April 27, 2026.

The Registrant will not receive any proceeds from the sale of its common shares by the selling shareholders.